Fair value measurements - Schedule of Fair Value, by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Derivative assets	$ 12,247	$ 81,770
Liabilities
Derivative liabilities	72,727	15,440
Carrying value
Assets
Cash and cash equivalents	1,379,180	1,209,226
Restricted cash	100,564	192,356
Loans receivable	513,689	595,640
Notes receivable	86,846	401,989
Derivative assets	12,247	81,770
Investments, at fair value	49,218	75,496
Assets	2,141,744	2,556,477
Liabilities
Debt	43,806,304	45,537,495
Derivative liabilities	72,727	15,440
Liabilities	43,879,031	45,552,935
Fair value
Assets
Cash and cash equivalents	1,379,180	1,209,226
Restricted cash	100,564	192,356
Loans receivable	544,440	625,191
Notes receivable	79,637	401,989
Derivative assets	12,247	81,770
Investments, at fair value	49,218	75,496
Assets	2,165,286	2,586,028
Liabilities
Debt	43,045,384	43,770,740
Derivative liabilities	72,727	15,440
Liabilities	43,118,111	43,786,180
Fair value | Level 1
Assets
Cash and cash equivalents	1,379,180	1,209,226
Restricted cash	100,564	192,356
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	0	0
Investments, at fair value	12,996	75,496
Assets	1,492,740	1,477,078
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	12,247	81,770
Investments, at fair value	0	0
Assets	12,247	81,770
Liabilities
Debt	43,045,384	43,770,740
Derivative liabilities	72,727	15,440
Liabilities	43,118,111	43,786,180
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	544,440	625,191
Notes receivable	79,637	401,989
Derivative assets	0	0
Investments, at fair value	36,222	0
Assets	660,299	1,027,180
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities	$ 0	$ 0